Other long-term assets	12 Months Ended
Dec. 31, 2020
Other Non Current Assets [Abstract]
Other long-term assets
9.	Other long-term assets

	December 31,	December 31,
	2020	2019
Restricted cash (note 7)	$—	$169
Long-term deposits	137	143
Tax credits receivable	1,216	858
	$1,353	$1,170